Ordinary Shares and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015
Ordinary Shares and Warrants (Textual)
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	25,756,142		25,276,142
Ordinary shares, shares outstanding	25,756,142		25,276,142
Preferred shares, par value per share	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Warrant [Member]
Ordinary Shares and Warrants (Textual)
Warrant issued	8,577,125
Share price	$ 11.50
Warrants, Expiration date	Dec. 17, 2018
Warrant, Description	Inc may redeem the warrants in the event that the traded ordinary share price is at least $17.50 per share (for any 20 trading days within a 30-day trading period) on a "cashless basis".
ASM Former Shareholder [Member]
Ordinary Shares and Warrants (Textual)
Ordinary shares, par value per share		$ 0.0001
Ordinary shares, shares issued		480,000